COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Book value of assets pledged under ship mortgages		$ 2,087.0	$ 2,062.0
Related Party Transaction [Line Items]
Contractual commitments under newbuilding contracts		$ 261.9	$ 85.0
Number of container vessels contracted to be chartered in | vessel		2
Term of lease or charter	8 years		15 years
Contractual commitments relating to chartering-in agreements		$ 406.1	$ 0.0
Initial payment amount due on delivery		30.0
SFL West Polaris and SFL Deepwater [Member]
Related Party Transaction [Line Items]
Revolving credit facility, amount drawn		831.2
SFL West Polaris and SFL Deepwater [Member] | Financial Guarantee [Member]
Related Party Transaction [Line Items]
Guarantee on loan facility		$ 250.0